May 1, 2026

United States Securities and Exchange Commission

Disclosure Review Office

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-0506

Re:	MML Bay State Life Insurance Company
and its MML Bay State Variable Life Separate Account I

Post-Effective Amendment No. 45 to Registration Statement on Form N-6

Prospectus Title: Variable Life Plus

File Nos. 033-19605, 811-03542

Class Identifier: C000030141

Dear Commissioners:

On behalf of MML Bay State Life Insurance Company (the “Depositor”) and its MML Bay State Variable Life Separate Account I (the “Registrant”), I hereby certify pursuant to Rule 497(j) under the Securities Act of 1933 (the “33 Act”) that:

•	the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Post-Effective Amendment No. 45 (the “Most Recent Amendment”) to the above-referenced Registration Statement, which was filed on April 24, 2026 and became effective on April 27, 2026; and

•	the text of the Most Recent Amendment was filed electronically.

Sincerely,

/s/ Angela N. Brown
Angela N. Brown
Lead Counsel, Life Insurance Product & Operations
for Massachusetts Mutual Life Insurance Company

Massachusetts Mutual Life Insurance Company (MassMutual), Springfield, MA 01111-0001, and its affiliated companies.